Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 104,881,880	$ 91,293,675
Cost of goods sold	79,640,421	67,646,107
Gross Profit	25,241,459	23,647,568
Operating Expenses
Selling expenses	6,857,382	6,436,821
General and administrative expenses	7,510,901	6,149,411
Research and development expenses	2,355,539	2,091,513
Total operating expenses	16,723,822	14,677,745
Income from Operations	8,517,637	8,969,823
Other Income (Expense):
Interest income	28,586	53,019
Interest expense	(801,728)	(1,115,633)
Subsidy income	1,863,365	901,852
Foreign currency transaction gain	300,130	476,576
Other expense, net	65,042	104,942
Total other income, net	1,455,395	420,756
Income Before Income Taxes	9,973,032	9,390,579
Provision for Income Taxes	2,029,979	1,442,406
Net Income	7,943,053	7,948,173
Less: net income (loss) attributable to noncontrolling interest	20	(93,368)
Net income attributable to Fuling Global Inc.	7,943,033	8,041,541
Other Comprehensive Income
Foreign currency translation loss	(1,913,200)	(702,167)
Comprehensive income attributable to Fuling Global Inc.	$ 6,029,833	$ 7,339,374
Earnings per share
Basic and diluted	$ 0.5	$ 0.65
Weighted average number of shares
Basic and diluted	15,735,588	12,335,072